Right-of-Use Assets and Operating Lease Liabilities (Details) - Schedule of carrying amounts of right-of-use assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Carrying Amounts Of Right Of Use Assets Abstract
As at January 1	$ 2,364,993	$ 4,190,351
New leases	804,500	824,734
New leases acquired through business combinations	167,597
Depreciation expense	(1,095,227)	(2,279,722)
Exchange difference	(108,566)	(370,370)
Net book amount	$ 2,133,297	$ 2,364,993